DEPOSITS FOR NON-CURRENT ASSETS (Schedule of Deposits for Non-Current Assets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Valuation and Qualifying Accounts Disclosure [Line Items]
Deposits for purchases of property, plant and equipment		¥ 297,040	$ 45,654	¥ 196,731
Deposit for operating license in BPMC	[1]	0	0	102,876
Deposits, gross		297,040	45,654	299,607
Reserve for unrecoverable deposits		(30,860)	(4,743)	(30,860)
Deposits		¥ 266,180	$ 40,911	¥ 268,747

[1]	The amount represented the deposit paid for the operating license in BPMC, which was deconsolidated and became an equity method investee in 2017.